Goodwill and intangible assets (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and intangible assets
Goodwill, Beginning Balance	147	155
Cost, Beginning Balance	49	52
Intangible assets Accumulated amortization, Beginning Balance	(6)	(5)
Finite-Lived Intangible Assets, Net, Total	42	43	47
Amortization of intangible assets	(2)	(1)
Foreign exchange impact, Goodwill	3	(8)
Foreign exchange adjustment for finite lived intangible assets	1	(3)
Goodwill, Ending Balance	150	147
Cost, Ending Balance	50	49
Intangible assets Accumulated amortization, Ending Balance	(8)	(6)
Net carrying amount, Ending Balance	42	43	47